Earnings per Share	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
Earnings per Share [Abstract]
Earnings per Share	Earnings per Share

Note 13     Earnings per Share

Basic earnings per common share is calculated by dividing income available to common stockholders by the weighted average number of common shares outstanding for the period, reduced by average unvested stock awards. Unvested stock awards and stock option awards with nonforfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are considered participating securities and are included in the computation of basic earnings per share using the two class method. Diluted earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding for the period, increased for the dilutive effect of unexercised stock options and unvested share awards using the treasury stock method.

The computation of basic and diluted earnings per common share is presented below (in thousands except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Basic earnings (loss) per common share:

Numerator:
Net income (loss)	$43,995	$51,164	$(23,665)	$111,883
Distributed and undistributed earnings allocated to participating securities	(2,216)	—	—	—
Income (loss) available to common shareholders	$41,779	$51,164	$(23,665)	$111,883

Denominator:
Weighted average common shares outstanding	97,243,931	92,946,814	96,432,334	92,941,830
Less average unvested stock awards	(1,785,151)	—	(1,547,363)	—
Weighted average shares for basic earnings (loss) per share	95,458,780	92,946,814	94,884,971	92,941,830

Basic earnings (loss) per common share	$0.44	$0.55	$(0.25)	$1.20

Diluted earnings (loss) per common share:

Numerator:
Income (loss) available to common shareholders	$41,779	$51,164	$(23,665)	$111,883
Adjustment for earnings reallocated from participating securities	2	—	—	—
Income (loss) used in calculating diluted earnings per share	$41,781	$51,164	$(23,665)	$111,883

Denominator:
Average shares for basic earnings per share	95,458,780	92,946,814	94,884,971	92,941,830
Dilutive effect of stock options	166,601	—	—	—
Weighted average shares for diluted earnings (loss) per share	95,625,381	92,946,814	94,884,971	92,941,830

Diluted earnings (loss) per common share	$0.44	$0.55	$(0.25)	$1.20

No participating securities were outstanding during the six months and three months ended June 30, 2010.

For the three and six months ended June 30, 2011 and 2010, the following potentially dilutive securities were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Unvested shares	1,281,297	—	1,281,297	—
Options	4,534,970	607,800	5,471,627	607,800